Financial instruments (Details 21) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Financial assets	[1]	$ 488,003	$ 403,035
91-120 days [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
91-120 days [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
91-120 days [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
91-120 days [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
121-150 days [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
121-150 days [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
121-150 days [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
121-150 days [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
151-180 days [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	4,000
151-180 days [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	4,000
151-180 days [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
151-180 days [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Greater than 180 days [member]
Disclosure of financial instruments [Line Items]
Financial assets		35,000	49,364
Greater than 180 days [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	14,364
Greater than 180 days [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Greater than 180 days [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		35,000	35,000
Total past due [member]
Disclosure of financial instruments [Line Items]
Financial assets		35,000	53,364
Total past due [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	18,364
Total past due [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Total past due [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		35,000	35,000
Delinquent [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Delinquent [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Delinquent [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Delinquent [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		0	0
Current [member]
Disclosure of financial instruments [Line Items]
Financial assets		5,470,658	5,967,367
Current [member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		2,606,113	3,424,446
Current [member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		2,657,444	2,283,876
Current [member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		207,101	259,045
Total [Member]
Disclosure of financial instruments [Line Items]
Financial assets		5,505,658	6,020,731
Total [Member] | Corporations [member]
Disclosure of financial instruments [Line Items]
Financial assets		2,606,113	3,442,810
Total [Member] | Banking and financial institutions [member]
Disclosure of financial instruments [Line Items]
Financial assets		2,657,444	2,283,876
Total [Member] | Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Financial assets		$ 242,101	$ 294,045

[1]	Current ratings as of December 31, 2017 and 2016, respectively.